Pension And Postretirement Benefits (Fair Value Assets Measured On Recurring Basis Unobservable Input (Level 3) Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	$ 2,293	$ 2,314
Realized gains (losses)	120	(72)
Unrealized gains (losses)	(239)	215
Transfers in	9,425	25
Transfers out	(5)	(32)
Purchases	93	162
Sales	(354)	(319)
Balance, end of year	11,333	2,293
Pension Assets [Member] | Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	4	1
Realized gains (losses)	0	1
Unrealized gains (losses)	(408)	(2)
Transfers in	9,158	0
Transfers out	(4)	0
Purchases	0	5
Sales	0	(1)
Balance, end of year	8,750	4
Pension Assets [Member] | Real Estate And Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	2,287	2,273
Realized gains (losses)	120	(73)
Unrealized gains (losses)	170	216
Transfers in	266	25
Transfers out	0	0
Purchases	85	157
Sales	(349)	(311)
Balance, end of year	2,579	2,287
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	5	26
Transfers in	9
Transfers out	(1)	(15)
Purchases	1	2
Sales	(1)	(8)
Balance, end of year	13	5
Postretirement Assets [Member] | Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	0
Transfers in	1
Transfers out	0
Purchases	0
Sales	0
Balance, end of year	1	0
Postretirement Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	5	26
Transfers in	8
Transfers out	(1)	(15)
Purchases	1	2
Sales	(1)	(8)
Balance, end of year	12	5
Postretirement Assets [Member] | Real Estate And Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	0
Transfers in	0
Transfers out	0
Purchases	0
Sales	0
Balance, end of year	$ 0	$ 0